Commitments and Contingencies - Schedule of Future Minimum Lease Payments (Details) $ in Thousands	Jun. 30, 2023 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2023 (excluding the six months ended June 30, 2023)	$ 1,537
2024	2,008
2025	698
2026	676
2027	337
Total payments	5,256
Less: imputed interest	(481)
Less: foreign exchange (gain)/loss	24
Total	$ 4,799